SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	$ 2,255	$ 2,190
Accretion expense	101	92
Liabilities incurred and acquired	35	1
Deconsolidation and reclassification	(16)	0
Payments	(47)	(80)
Revisions	225	52
Ending Balance	2,553	2,255
Asset retirement obligations deconsolidated	12
Asset retirement obligations reclassified	4
San Diego Gas and Electric Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	828	873
Accretion expense	38	40
Liabilities incurred and acquired	0	0
Deconsolidation and reclassification	0	0
Payments	(46)	(79)
Revisions	10	(6)
Ending Balance	830	828
Southern California Gas Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	1,383	1,276
Accretion expense	61	49
Liabilities incurred and acquired	0	0
Deconsolidation and reclassification	0	0
Payments	0	0
Revisions	215	58
Ending Balance	$ 1,659	$ 1,383